SCHEDULE OF CONCENTRATIONS OF RISK OUTSTANDING PAYABLE (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Percentage of purchases	19.70%	22.30%
Accounts payable	$ 2,965	$ 476